Fees Summary	Oct. 26, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 6,942.56
Total Fee Amount	7,006.16
Total Transaction Valuation	51,003,038.20
Total Offset Amount	0.00
Net Fee	$ 63.60
Offering Table N/A
Offset Table N/A	N/A